Net Sales by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 33,148	$ 27,764	$ 136,803	$ 114,454	$ 92,830
Canada	1,145	846	4,501	3,162	3,185
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015